Dodge & Cox Income Fund
DODGE & COX INCOME FUND
INVESTMENT OBJECTIVES
The Fund seeks a high and stable rate of current income, consistent with long-term preservation of capital.
A secondary objective is to take advantage of opportunities to realize capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Dodge & Cox Income Fund
Sales charge (load) imposed on purchases	none
Deferred sales charge (load)	none
Sales charge (load) imposed on reinvested distributions	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dodge & Cox Income Fund
Management fees	0.40%
Distribution and/or service (12b-1) fees	none
Other expenses (transfer agent, custody, accounting, legal, etc.)	0.03%
Total Annual Fund Operating Expenses	0.43%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
      The example assumes that:
  You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;
  Your investment has a 5% return each year; and
  The Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dodge & Cox Income Fund	44	138	241	542

PORTFOLIO TURNOVER
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of high-quality bonds and other fixed income securities. At least 65% of the Fund's total assets will be invested in fixed income securities rated A or better by either Standard & Poor's Ratings Group (S&P), Fitch Ratings (Fitch), or Moody's Investors Service (Moody's), or equivalently rated by any other nationally recognized statistical rating organization (NRSRO). These securities may include U.S. government obligations, mortgage and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations (CMOs), and other fixed income securities. Up to 20% of the Fund's total assets may be invested in below investment-grade fixed income securities, commonly referred to as high-yield or "junk" bonds, if they have a minimum rating of B by Moody's, Fitch, or S&P, are equivalently rated by any NRSRO, or, if unrated, are deemed to be of similar quality by Dodge & Cox. The Fund may also invest in interest rate derivatives such as U.S. Treasury futures in keeping with the Fund's objective.
The proportions held in the various fixed income securities will be revised in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers, and other factors. In selecting securities, Dodge & Cox considers many factors, including yield-to-maturity, quality, liquidity, call risk, current yield, and capital appreciation potential.
PRINCIPAL RISKS OF INVESTING
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate. The Fund's performance could be hurt by:
  Issuer risk. Securities held by the Fund may decline in value because of changes in the financial condition of, or other events affecting, the issuers of these securities.
  Management risk. Dodge & Cox's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, Dodge & Cox may not make timely purchases or sales of securities for the Fund, the Fund's investment objectives may not be achieved, and the market may continue to undervalue the Fund's securities.
  Interest rate risk. Fixed income security prices may decline due to rising interest rates. Fixed income securities with longer maturities are generally subject to potentially greater price volatility than obligations with shorter maturities.
  Credit risk. A security's price may decline due to deterioration in the issuer’s financial condition, or the issuer may fail to repay interest and/or principal in a timely manner.
  Call risk. During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds at lower interest rates.
  Derivatives risk. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to potential changes in value in response to interest rate changes or other market developments, a change in a counterparty's credit quality, or the risk that a derivative transaction may not have the effect Dodge & Cox anticipated. Derivatives also involve the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, or index. Derivative transactions may be highly volatile and can create investment leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction. There is also the risk that the Fund may be unable to close out a derivative position at an advantageous time or price.
  Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security.
  Mortgage and asset-backed securities risk. Early repayment of principal (e.g., prepayment of principal due to sale of the underlying property, refinancing, or foreclosure) of mortgage-related securities (or other callable securities) exposes the Fund to a potential loss on any premium to face value paid and to a lower rate of return upon reinvestment of principal. In addition, changes in the rate of prepayment also affect the price and price volatility of a mortgage-related security. Securities issued by certain U.S. government sponsored enterprises (GSEs) (such as Fannie Mae, Freddie Mac, the Federal Home Loan Banks, and the Federal Farm Credit Banks) are not issued or guaranteed by the U.S. Treasury. In the event that these GSEs cannot meet their obligations, there can be no assurance that the U.S. government will continue to provide support, and the Fund's performance could be adversely impacted.
  Non-U.S. issuer risk. Non-U.S. securities may decline in value because of political, economic, or market instability; the absence of accurate information about the companies; risks of internal and external conflicts; or unfavorable government actions, including expropriation and nationalization. Non-U.S. securities are sometimes less liquid, more volatile, and harder to value than securities of U.S. issuers. Lack of uniform accounting, auditing, and financial reporting standards, with less governmental regulation and oversight than U.S. companies, may increase risk. Some countries also may have different legal systems that may make it difficult for the Fund to exercise creditor rights and pursue legal remedies with respect to investments. These risks may be higher when investing in emerging markets companies. Certain of these risks may also apply to securities of U.S. companies with significant non-U.S. operations.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year. The table shows how the Fund's average annual total returns for one, five, and ten years compare to those of a broad measure of market performance.
The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund's website at www.dodgeandcox.com or call 800-621-3979 for current performance figures.
DODGE & COX INCOME FUND Annual total returns 2002-2011 (%)

Highest/Lowest quarterly results during the time period were: Highest: 7.48% (quarter ended June 30, 2009) Lowest: -3.77% (quarter ended September 30, 2008)
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/11
Average Annual Total Returns	1 Year	5 Years	10 Years
Dodge & Cox Income Fund	4.76%	6.34%	5.91%
Dodge & Cox Income Fund Return after taxes on distributions	3.27%	4.50%	4.11%
Dodge & Cox Income Fund Return after taxes on distributions and sale of Fund shares	3.08%	4.33%	3.99%
Dodge & Cox Income Fund Barclays Capital Aggregate Bond Index (reflects no deduction for expenses or taxes)	7.86%	6.51%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.